Income Taxes (Summary Of Provision For Income Taxes) (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Tax (benefit) expense	$ 6,882	$ 11,379	$ 1,286	$ (10,781)	$ (7,552)
Pretax income (loss)	$ (21,743)	$ 435,189	$ (34,325)	$ 3,431	$ (116,421)
Effective tax rates (percentage)		2.60%	(3.70%)